SCHEDULE OF AIL’s BALANCE SHEETS (Details) (Parenthetical) - USD ($)	Oct. 31, 2025	Oct. 29, 2025
Restructuring Cost and Reserve [Line Items]
Interest of net book value percentage	0.10%
AIL [Member]
Restructuring Cost and Reserve [Line Items]
Interest of net book value percentage	0.10%
Business Combination, Consideration Transferred		$ 2,000,000
Payments to Acquire Businesses, Net of Cash Acquired	$ 25,512,642